LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Future minimum payments under non-cancelable operating leases [Abstract]
2017	$ 17,664
2018	14,216
2019	8,798
2020	6,034
2021	4,180
Thereafter	4,974
Total minimum lease payments	55,866
Rent expense	$ 10,500	$ 6,300	$ 5,200
Minimum
Operating Leased Assets [Line Items]
Term of lease	1 year
Renewal options of lease	5 years
Minimum | Motor Vehicles, Equipment and Aircraft
Operating Leased Assets [Line Items]
Term of lease	1 year
Maximum
Operating Leased Assets [Line Items]
Term of lease	10 years
Renewal options of lease	15 years
Maximum | Motor Vehicles, Equipment and Aircraft
Operating Leased Assets [Line Items]
Term of lease	10 years